The Avalon Education Fund
Schedule of Investments - May 31, 2001 (Unaudited)

Common Stocks - 98.6%                                            Shares                        Value

Books:  Publishing or Publishing & Printing - 6.5%
McGraw-Hill Companies, Inc.                                                  600                  $ 38,484
Scholastic Corp. (a)                                                         800                    31,960
                                                                                          -----------------
                                                                                                    70,444
                                                                                          -----------------
Cable & Other Pay Television Services  - 15.0%
AT&T Liberty Media Group - Class A (a)                                     2,000                    33,700
Cox Communications, Inc. (a)                                               1,000                    43,250
Viacom, Inc. - Class B (a)                                                 1,500                    86,460
                                                                                          -----------------
                                                                                                   163,410
                                                                                          -----------------
Newspapers:  Publishing or Publishing & Printing - 3.9%
New York Times Co.                                                         1,000                    42,090
                                                                                          -----------------

Services - Business Services - 5.9%
DigitalThink, Inc. (a)                                                     3,500                    28,700
Docent, Inc. (a)                                                           4,500                    35,100
                                                                                          -----------------
                                                                                                    63,800
                                                                                          -----------------
Services - Child Day Care Services - 6.3%
Bright Horizons Family Solutions, Inc. (a)                                 2,500                    68,075
                                                                                          -----------------

Services - Computer Programming, Data Processing, Etc. - 6.3%
AOL Time Warner, Inc. (a)                                                  1,300                    67,847
                                                                                          -----------------

Services - Educational Services - 42.1%
Apollo Group, Inc. - Class A (a)                                           1,500                    50,985
Career Education Corp. (a)                                                 1,000                    50,360
Corinthian Colleges, Inc. (a)                                              1,100                    48,246
DeVry, Inc. (a)                                                            1,000                    33,400
Edison Schools, Inc. - Class A (a)                                         4,000                    95,840
Education Management Corp. (a)                                             1,000                    33,190
ITT Educational Services, Inc. (a)                                         1,500                    54,000
Strayer Education, Inc.                                                      600                    26,832
Sylvan Learning Systems, Inc. (a)                                          3,500                    64,750
                                                                                          -----------------
                                                                                                   457,603
                                                                                          -----------------
Service - Prepackaged Software - 10.5%
Renaissance Learning Systems, Inc. (a)                                     1,500                    57,780
SmartForce Plc  (a) (c)                                                    2,000                    56,000
                                                                                          -----------------
                                                                                                   113,780
                                                                                          -----------------

Wholesale - Paper & Paper Products - 2.1%
School Specialty, Inc. (a)                                                 1,000                    23,210
                                                                                          -----------------

TOTAL COMMON STOCKS (Cost $975,520)                                                              1,070,259
                                                                                          -----------------


Avalon Education Fund
Schedule of Investments - May 31, 2001 (Unaudited) - continued



                                                                Principal
                                                                 Amount                        Value
Money Market Securities - 1.5%
Federated Prime Obligations Fund, 2.41% (b) (Cost $16,542)           16,542                       $ 16,542
                                                                                          -----------------

TOTAL INVESTMENTS - 100.1%  (Cost $992,062)                                                      1,086,801
                                                                                          -----------------
Liabilities in excess of other assets -  (0.1)%                                                       (993)
                                                                                          -----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 1,085,808
                                                                                          =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2001.
(c) American Depository Receipts

See accompanying notes which are an integral part of the financial statements.

The Avalon Education Fund
Statement of Assets & Liabilities
May 31, 2001 (Unaudited)

Assets
Investment in securities, at value (cost $992,062)                                     $ 1,086,801
Dividends receivable                                                                           272
Interest receivable                                                                            111
                                                                                 ------------------
     Total assets                                                                        1,087,184
                                                                                 ------------------

Liabilities
Accrued investment advisory fee payable                                                      1,144
12b-1 Fees Accrued                                                                             232
                                                                                 ------------------
     Total liabilities                                                                       1,376
                                                                                 ------------------

Net Assets                                                                             $ 1,085,808
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                          1,000,000
Accumulated undistributed net investment income                                               (859)
Accumulated net realized loss on investments                                                (8,072)
Net unrealized appreciation on investments                                                  94,739
                                                                                 ------------------

Net Assets, for 100,000 shares                                                         $ 1,085,808
                                                                                 ==================

Net Asset Value

Net Assets
Offering price and redemption price per share ($1,085,808 / 100,000)                       $ 10.86
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

The Avalon Education Fund
Statement of Operations
for the period  December 12, 2000 (Commencement of Operations)
through May 31, 2001
(Unaudited)
Investment Income
Dividend income                                                                                  $ 534
Interest income                                                                                  6,765
                                                                                    -------------------
Total Income                                                                                     7,299
                                                                                    -------------------

Expenses
Investment advisory fee                                                                          6,941
12b-1 fees expense                                                                               1,217
                                                                                    -------------------
                                                                                    -------------------
Total operating expenses                                                                         8,158
                                                                                    -------------------

Net Investment Loss                                                                               (859)
                                                                                    -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                      (8,072)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                     94,739
                                                                                    -------------------
Net realized and unrealized gain (loss) on investment securities                                86,667
                                                                                    -------------------

Net increase in net assets resulting from operations                                          $ 85,808
                                                                                    ===================

See accompanying notes which are an integral part of the financial statements.


The Avalon Education Fund
Statement of Changes In Net Assets

                                                                                Period ended
                                                                                May 31, 2001
                                                                               (Unaudited) (a)
                                                                              ------------------

Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                    $ (859)
  Net realized loss on investment securities                                             (8,072)
  Change in net unrealized appreciation (depreciation)                                   94,739
                                                                              ------------------
  Net increase in net assets resulting from operations                                   85,808
                                                                              ------------------

Capital Share Transactions
  Proceeds from shares sold                                                           1,000,000
  Reinvestment of distributions                                                               0
  Amount paid for shares repurchased                                                          0
                                                                              ------------------
  Net increase in net assets resulting
  from capital share transactions                                                     1,000,000
                                                                              ------------------
Total increase in net assets                                                          1,085,808
                                                                              ------------------

Net Assets
  Beginning of period                                                                         0
                                                                              ------------------
  End of period [including accumulated net
    investment loss of $859]                                                        $ 1,085,808
                                                                              ==================

Capital Share Transactions
  Shares sold                                                                           100,000
  Shares issued in reinvestment of distributions                                              0
  Shares repurchased                                                                          0
                                                                              ------------------

  Net increase from capital transactions                                                100,000
                                                                              ==================

(a)  For the period December 12, 2000 (commencement of operations) through May 31, 2001.
See accompanying notes which are an integral part of the financial statements.

The Avalon Education Fund
Financial Highlights
                                                                               Period ended
                                                                               May 31, 2001
                                                                             (Unaudited) (a)
                                                                             -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                             -----------------
Income from investment operations
  Net investment loss                                                                   (1.00)
  Net realized and unrealized gain                                                       1.86
                                                                             -----------------
Total from investment operations                                                         0.86
                                                                             -----------------

Net asset value, end of period                                                        $ 10.86
                                                                             =================

Total Return                                                                            8.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $1,086
Ratio of expenses to average net assets                                                 1.68% (c)
Ratio of net investment income to
   average net assets                                                                  (0.18)%(c)
Portfolio turnover rate                                                                 5.30%

(a) For the period  December 12, 2000 (commencement of operations) through May 31, 2001.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.


                               The Education Fund
                          Notes to Financial Statements
                                  May 31, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

      The Education Fund, Inc. (the "Fund"), was organized as a series of the Avalon Funds, Inc., a Maryland business trust (the "Trust") on July 16, 1998 and commenced operations on December 12, 2000. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to achieve capital growth while supporting the enhancement of educational opportunities. The Declaration of Trust Agreement permits the Board of Trustees (the "Board") to issue 500,000,000 numbers of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Shares Valuations - Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

     Federal Income Taxes - The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

     Dividends and Distributions - Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio. The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

     Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               The Education Fund
                          Notes to Financial Statements
                      May 31, 2001 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's Investment Adviser

     Avalon Trust Company (the" Adviser"), 125 Lincoln Avenue, Suite 100 Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company organized and incorporated under the laws of the State of New Mexico.

     The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement. For its investment advisory services to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 0.50% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

Operating Services Agreement

     The Fund has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.   Accounting                                     6.   Custodial
2.   Administrative                                 7.   Fund share distribution
3.   Legal (except litigation)                      8.   Shareholder reporting
4.   Dividend disbursing and transfer agent         9.   Sub-accounting, and
5.   Registrar                                     10.  Record keeping services

     For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to 1.00% of average net asset value of the Fund and 0.50% of average net asset value before March 22, 2001, such fee to be computed daily based upon the net asset value of the Fund.

     Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

     The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial Securities, Inc. ("UFS") wherein UFS will act as principal underwriter for the Fund's shares. All fees owed to Unified and the Adviser pays USF.

     The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on the Fund's normal operating expenses at 1.50% and 1.00% before March 22, 2001. The only other expenses incurred by the Fund are distribution (12b-1) fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other Extraordinary expenses.

Distribution Fees

     The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its No-Load shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such Fees to third parties for eligible services provided by those parties to the Fund.

                               The Education Fund
                          Notes to Financial Statements
                      May 31, 2001 (Unaudited) - continued


NOTE 4.  INVESTMENTS

     For the six months ended May 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $1,017,226 and $33,634, respectively. As of May 31, 2001, the gross unrealized appreciation for all securities totaled $117,394 and the gross unrealized depreciation for all securities totaled $22,655 for a net unrealized appreciation of $94,739. The aggregate cost of securities for federal income tax purposes at May 31, 2001 was $992,062.


NOTE 5. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2001, Turtle & Company, held 100% of the Fund in an omnibus account for the benefit of others.